DISPOSITIONS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net	$ (4)	$ 522	$ 179	$ 520
Disposal group, disposed of by sale, not discontinued operations | Facilities Management
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net				341
Disposal group, disposed of by sale, not discontinued operations | Executive relocation
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net				$ 180
Business Services | Disposal group, disposed of by sale, not discontinued operations | Nova Cold Logistics
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net			186
Consideration paid (received)			$ (255)